Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Schedule of Movements in Goodwill
Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2019	44,235
Acquisitions during the period	—
Other movements during the period(a)	(244)
Currency translation differences	528
Balance at December 31, 2019	44,519
Acquisitions during the period	1,843
Other movements during the period(a)	(75)
Currency translation differences	(1,923)
Balance at December 31, 2020	44,364
Acquisitions during the period	2,179
Other movements during the period(a)	(89)
Currency translation differences	1,602
Balance at December 31, 2021	48,056
(a) This line includes the amount of goodwill allocated to divested operations in accordance with paragraph 86 of IAS 36.

Schedule of Movements in Other Intangible Assets
Movements in other intangible assets comprise:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross Value at January 1, 2019(a)	7,422	61,800	1,504	70,726
Acquisitions and other increases(a)	272	19	155	446
Disposals and other decreases	(236)	(569)	(50)	(855)
Currency translation differences(a)	86	889	9	984
Transfers(b)	(1,814)	1,814	(5)	(5)
Gross value at December 31, 2019(a)	5,730	63,953	1,613	71,296
Changes in scope of consolidation(c)	3,951	132	—	4,083
Acquisitions and other increases(a)	654	58	106	818
Disposals and other decreases	(44)	(243)	(46)	(333)
Currency translation differences(a)	(593)	(2,926)	(38)	(3,557)
Transfers(b)	(98)	100	(2)	—
Gross value at December 31, 2020(a)	9,600	61,074	1,633	72,307
Changes in scope of consolidation(c)	1,805	1,821	—	3,626
Acquisitions and other increases	339	159	118	616
Disposals and other decreases	(313)	(173)	(16)	(502)
Currency translation differences	560	2,234	24	2,818
Transfers(b)	(784)	791	(7)	—
Gross value at December 31, 2021	11,207	65,906	1,752	78,865
Accumulated amortization & impairment at January 1, 2019(a)	(2,678)	(45,228)	(971)	(48,877)
Amortization expense(a)	—	(2,167)	(127)	(2,294)
Impairment losses, net of reversals(d)	(847)	(2,757)	(23)	(3,627)
Disposals and other decreases	158	488	51	697
Currency translation differences	(31)	(648)	(8)	(687)
Transfers(b)	2	(2)	1	1
Accumulated amortization & impairment at December 31, 2019(a)	(3,396)	(50,314)	(1,077)	(54,787)
Amortization expense(a)	—	(1,707)	(112)	(1,819)
Impairment losses, net of reversals(d)	(328)	(2)	—	(330)
Disposals and other decreases	44	232	45	321
Currency translation differences	158	2,460	31	2,649
Transfers(b)	14	(14)	—	—
Accumulated amortization & impairment at December 31, 2020(a)	(3,508)	(49,345)	(1,113)	(53,966)
Amortization expense	—	(1,621)	(119)	(1,740)
Impairment losses, net of reversals(d)	(150)	(42)	—	(192)
Disposals and other decreases	313	133	16	462
Currency translation differences	(132)	(1,869)	(21)	(2,022)
Accumulated amortization & impairment at December 31, 2021	(3,477)	(52,744)	(1,237)	(57,458)
Carrying amount at December 31, 2019	2,334	13,639	536	16,509
Carrying amount at December 31, 2020	6,092	11,729	520	18,341
Carrying amount at December 31, 2021	7,730	13,162	515	21,407
(a) Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1.).
(b) The “Transfers” line mainly relates to acquired R&D that came into commercial use during the period and is being amortized from that date.
(c) The "Changes in scope of consolidation" line corresponds to the fair value of intangible assets recognized in connection with acquisitions made during the period (see Notes D.1. and D.2.1.).
(d) See Note D.5.

Detailed Information for Principal Marketed Products
The table below provides information about the principal “marketed products”, which were recognized in connection with major acquisitions made by Sanofi and represented 92% of the carrying amount of that item as of December 31, 2021:

(€ million)	Gross value	Accumulated amortization & impairment	Carrying amount at December 31, 2021	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2020	Carrying amount at December 31, 2019
Genzyme	10,177	(9,145)	1,032	10	3	1,485	2,095
Boehringer Ingelheim Consumer Healthcare	3,647	(1,434)	2,213	17	13	2,489	2,699
Aventis	33,687	(33,614)	73	9	8	110	219
Chattem	1,280	(687)	593	23	12	602	711
Protein Sciences	806	(274)	532	13	9	554	667
Ablynx	1,966	(472)	1,494	14	11	1,861	2,029
Bioverativ	6,841	(3,776)	3,065	13	10	3,240	3,788
Kadmon	1,771	(21)	1,750	12	12	—	—
Total: principal marketed products	60,175	(49,423)	10,752			10,341	12,208
(a) Weighted averages. The amortization periods for these products vary between 1 and 25 years.
(b) Weighted averages.

Amortization of Softwares Recognized in Income Statement	An analysis of amortization of software is shown in the table below:

(€ million)	2021	2020	(a)	2019	(a)
Cost of sales	18	19		11
Research and development expenses	3	2		3
Selling and general expenses	98	87		107
Other operating expenses	—	4		6
Total	119	112		127
(a) Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1.).